The Company and Basis of Presentation - Additional Information (Detail)	12 Months Ended					1 Months Ended
	Jun. 30, 2013 Acquisition	Sep. 30, 2013 Radiant Global Logistics, Inc. [Member]	Jun. 30, 2013 Radiant Global Logistics, Inc. [Member]	Sep. 30, 2013 Radiant Capital Partners, LLC [Member]	Jun. 30, 2013 Radiant Capital Partners, LLC [Member]	Sep. 30, 2008 North America [Member] Adcom Express, Inc. [Member] Location	Apr. 30, 2011 North America [Member] DBA Distribution Services, Inc. [Member] Location
Business Acquisition [Line Items]
Equity method investment, ownership percentage		40.00%	40.00%	60.00%	60.00%
Number of acquisitions completed	7
Number of locations added to business						30	26